Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset	$ 26,425	$ 2,024
Operating lease liabilities, current portion	992	2,921
Operating lease liabilities, net of current portion	$ 30,228	$ 209
Adoption of ASC 842 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use asset			$ 2,900
Operating lease liabilities, current portion			1,600
Operating lease liabilities, net of current portion			$ 3,300